SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is February 7, 2022.

For the MFS® Funds listed below:

MFS® EMERGING MARKETS DEBT FUND	MFS® EQUITY INCOME FUND
MFS® EMERGING MARKETS EQUITY RESEARCH FUND	MFS® INTRINSIC VALUE FUND

Effective February 7, 2022, the “Ticker Symbol” table on the cover page is amended to include the following:

Ticker Symbol
Fund	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® Series Trust VII
MFS® Intrinsic Value Fund	UIVVX	N/A	UIVCX	UIVIX	UIVMX	UIVNX	UIVPX	UIVQX	UIVRX

Effective immediately, the following sentences are added to the paragraph following the “Ticker Symbol” table:

In addition, this SAI should be read in conjunction with the Prospectus dated February 7, 2022, for MFS Intrinsic Value Fund, as may be amended or supplemented from time to time. MFS Intrinsic Value Fund had not commenced operations as of the fiscal year ended July 31, 2021; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

MFS Intrinsic Value Fund’s fiscal year end is July 31. Certain information for MFS Intrinsic Value Fund as of July 31, 2021, is not included in this Statement of Additional Information because the Fund had not commenced operations as of July 31, 2021.

Effective February 7, 2022, the sub-section entitled “Organization of the Fund” under the main heading entitled “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, and MFS Intrinsic Value Fund, each an open-end investment company, are series of MFS Series Trust VII, a Massachusetts business trust organized in 1980. MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, and MFS Intrinsic Value Fund are diversified funds.

MFS Emerging Markets Debt Fund, an open-end investment company, is a series of MFS Series Trust X, a Massachusetts business trust organized in 1985. MFS Emerging Markets Debt Fund is a diversified fund.

Effective February 7, 2022, the following paragraph is added to the section under the sub-heading “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” under the main heading entitled “Management of the Fund”:

For MFS Intrinsic Value Fund, the management fee set forth in the Investment Advisory Agreement is 0.60% of the Fund’s average daily net assets annually up to $1 billion; 0.55% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; 0.45% of the Fund’s average daily net assets annually in excess of $2.5 billion and up to $5 billion; 0.42% of the Fund’s average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.40% of the Fund’s average daily net assets annually in excess of $10 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.94% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.69% of the class’ average daily net assets annually for each of Class C and Class R1 shares, 0.69% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.19% of the class’ average daily net assets annually for Class R2 shares, and 0.62% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least November 30, 2023.

Effective February 7, 2022, the second paragraph of the sub-section entitled “Custodian” under the main heading entitled “Management of the Fund” is restated in its entirety as follows:

JPMorgan Chase Bank (“JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Emerging Markets Equity Research Fund and MFS Intrinsic Value Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J.P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

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There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Effective February 7, 2022, the following is added to the end of the section entitled “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS”:

Ernst & Young LLP also serves as the independent registered public accounting firm for MFS Intrinsic Value Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

MFS Intrinsic Value Fund had not commenced operations as of the fiscal year ended July 31, 2021; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

Effective February 7, 2022, references to Robert J. Manning under the main headings entitled “APPENDIX A – TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND,” “APPENDIX B – TRUSTEE COMPENSATION AND COMMITTEES,” and “APPENDIX C – SHARE OWNERSHIP” are removed.

Effective February 7, 2022, the following is added to the table entitled “Trustee Compensation Table” under the main heading entitled “APPENDIX B – TRUSTEE COMPENSATION AND COMMITTEES”:

Trustee Compensation Table

	Name and Position
	Interested Trustees			Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Michael W. Roberge	Robin A. Stelmach	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Laurie J. Thomsen

MFS Intrinsic Value Fund[1]	Not Applicable	Not Applicable	Not Applicable	$222	$222	$222	$222	$222	$222.	$222.	$222	$222

1 Estimated amounts for the fiscal year ending July 31, 2022.

Effective February 7, 2022, the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” under the main heading entitled “APPENDIX C – SHARE OWNERSHIP” is restated in its entirety as follows:

As of December 1, 2021, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund’s shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

Effective February 7, 2022, the following is added to the second paragraph of the sub-section entitled “Ownership by Trustees and Officers” under the main heading entitled “APPENDIX C – SHARE OWNERSHIP”:

No Trustee owned shares of MFS Intrinsic Value Fund as of December 31, 2020, because shares of MFS Intrinsic Value Fund had not been offered for sale as of December 31, 2020.

Effective February 7, 2022, the sub-section entitled “25% or Greater Ownership of the Fund” under the main heading entitled “APPENDIX C – SHARE OWNERSHIP” is restated in its entirety as follows:

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of December 1, 2021. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

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FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS EMERGING MARKETS DEBT FUND	None	None

MFS EMERGING MARKETS EQUITY RESEARCH FUND	98.96	MASSACHUSETTS FINANCIAL SERVICES COMPANY[1]	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS EQUITY INCOME FUND	None	None

1 Because Massachusetts Financial Services Company owns more than 25% of the Fund’s shares, it may control the outcome of a vote of shareholders. Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

As of December 1, 2021, no shares of MFS Intrinsic Value Fund were owned because the Fund had not yet commenced operations.

Effective February 7, 2022, the sub-section entitled “5% or Greater Ownership of the Fund” under the main heading entitled “APPENDIX C – SHARE OWNERSHIP” is restated in its entirety as follows:

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of a class of a Fund’s outstanding shares as of December 1, 2021.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDESS of INVESTOR
MFS EMERGING MARKETS DEBT FUND
Class A	24.57	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	19.96	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.87	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.78	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.39	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151

MFS EMERGING MARKETS DEBT FUND
CLASS B	29.43	LINCOLN INVESTMENT PLANNING LLC	601 OFFICE CENTER DR STE 300	FT WASHINGTON PA 19034-3275
	19.65	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.58	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.87	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	18.67	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDESS of INVESTOR
MFS EMERGING MARKETS DEBT FUND
CLASS C	34.21	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	14.19	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	12.54	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.85	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	6.10	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405

MFS EMERGING MARKETS DEBT FUND
CLASS I	53.26	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.90	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.57	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.85	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	5.75	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.40	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

MFS EMERGING MARKETS DEBT FUND
CLASS R1	38.86	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	22.32	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.51	GEM DRUGS INC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	18.62	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	10.89	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	10.44	ADVISOR TRUST, INC.	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.57	LISLE COMMUNITY UNIT SD 202	717 17TH ST STE 1300	DENVER CO 80202-3304
	9.31	J THADDEUS DECKER MD PLLC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS EMERGING MARKETS DEBT FUND
CLASS R2	60.34	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	9.85	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	8.84	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	8.02	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001

MFS EMERGING MARKETS DEBT FUND
CLASS R3	40.00	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDESS of INVESTOR
	35.32	JOHN HANCOCK LIFE INSURANCE CO	200 BERKELEY ST	BOSTON MA 02116-5023
	6.32	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051

MFS EMERGING MARKETS DEBT FUND
CLASS R4	30.26	VOYA INSTITUTIONAL TRUST CO	30 BRAINTREE HILL OFFICE PARK	BRAINTREE MA 02184-8747
	28.26	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	22.47	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.84	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS EMERGING MARKETS DEBT FUND
CLASS R6	33.08	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	16.58	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	13.25	SAXON & CO	PO BOX 94597	CLEVELAND OH 44101-4597
	13.76	STATE STREET BANK	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.24	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.52	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS EMERGING MARKETS EQUITY RESEARCH FUND
CLASS A	83.45	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	11.07	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.48	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY RESEARCH FUND
CLASS C	91.71	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	8.29	BRUCE A HENDERSON	84 STEDMAN ST	LOWELL MA 01851-2703
	8.29	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY RESEARCH FUND
CLASS I	99.47	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDESS of INVESTOR
MFS EMERGING MARKETS EQUITY RESEARCH FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY RESEARCH FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY RESEARCH FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY RESEARCH FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY RESEARCH FUND
CLASS R6	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EQUITY INCOME FUND
CLASS A	62.03	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.11	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.81	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.79	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EQUITY INCOME FUND
CLASS B	37.02	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.59	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.35	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	27.89	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EQUITY INCOME FUND
CLASS C	28.34	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDESS of INVESTOR
	15.40	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	11.35	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.30	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	7.39	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.97	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.48	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EQUITY INCOME FUND
CLASS I	28.94	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	18.39	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	15.63	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.77	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.08	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

MFS EQUITY INCOME FUND
CLASS R1	53.30	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	22.31	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	22.29	ADVISOR TRUST, INC.	717 17TH ST STE 1300	DENVER CO 80202-3304
	15.03	ASHTABULA AREA CITY SCHOOLS	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.26	BEREA CSD	717 17TH ST STE 1300	DENVER CO 80202-3304
	11.31	CAPITAL BANK & TRUST CO	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	11.31	GREEN MOUNTAIN SUPPORT SERVICES INC	C/O FASCORE 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	10.63	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710

MFS EQUITY INCOME FUND
CLASS R2	62.32	MATRIX TRUST COMPANY AS AGENT FOR	717 17TH ST STE 1300	DENVER CO 80202-3304
	62.32	ADVISOR TRUST, INC.	717 17TH ST STE 1300	DENVER CO 80202-3304
	47.70	PARK COUNTY SCHOOL DIST. 6	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.90	HARTINGTON PUBLIC SCHOOLS	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.31	WALLENPAUK AREA SCHOOL (PA)	717 17TH ST STE 1300	DENVER CO 80202-3304
	32.44	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDESS of INVESTOR
MFS EQUITY INCOME FUND
CLASS R3	70.26	VRSCO	2727A ALLEN PKWY # 4-D1	HOUSTON TX 77019-2107
	70.26	AIGFSB CUSTODIAN TRUSTEE FBO SUTTER BUTTES IMAGING MED GRP	2727A ALLEN PKWY # 4-D1	HOUSTON TX 77019-2107
	15.42	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	14.45	ADVISOR TRUST, INC.	717 17TH ST STE 1300	DENVER CO 80202-3304
	6.04	DALLASTOWN AREA SD (PA)	717 17TH ST STE 1300	DENVER CO 80202-3304
	13.13	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS EQUITY INCOME FUND
CLASS R4	58.55	HOWARD BOBROW & MADELINE BOBROW TRUSTEE HOWARD B BOBROW DMD PC	C/O FASCORE 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	19.82	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	11.83	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	11.83	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	9.79	CHARLES CONNOR & GAIL CONNOR TTEES CRC TECHNOLOGIES INC	C/O FASCORE 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS EQUITY INCOME FUND
CLASS R6	83.29	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.87	GREAT-WEST TRUST CO LLC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

As of December 1, 2021, no shares of MFS Intrinsic Value Fund were owned because the Fund had not yet commenced operations.

Effective February 7, 2022, the fourth paragraph in the sub-section entitled “Compensation” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)” is restated in its entirety as follows:

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon.  The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds, unless otherwise indicated:

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Fund	Portfolio Manager	Benchmark(s)
MFS Emerging Markets Debt Fund	Neeraj Arora	JPMorgan Emerging Markets Bond Index Global Lipper Emerging Markets Hard Currency Debt Funds
	Ward Brown	JPMorgan Emerging Markets Bond Index Global Lipper Emerging Markets Hard Currency Debt Funds
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global Lipper Emerging Markets Hard Currency Debt Funds

MFS Equity Income Fund	Jonathan Sage	Standard & Poor’s 500 Stock Index Russell 1000® Value Index Lipper Equity Income Funds Lipper Large-Cap Value Funds
	Jim Fallon	Standard & Poor’s 500 Stock Index Lipper Equity Income Funds
	Matt Krummell	Standard & Poor’s 500 Stock Index Lipper Equity Income Funds
	Jed Stocks	Standard & Poor’s 500 Stock Index Lipper Equity Income Funds

MFS Intrinsic Value Fund[1]	Timothy Dittmer	Standard & Poor’s 500 Stock Index
	Benjamin Stone	Standard & Poor’s 500 Stock Index

1 MFS expects the benchmark will be used to measure the portfolio managers’ performance of the Fund as of February 7, 2022.

Effective February 7, 2022, the following is added as the last paragraph in the sub-section entitled “Ownership of Fund Shares” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)”:

As of December 1, 2021, no portfolio manager owned shares of MFS Intrinsic Value Fund because the Fund had not yet commenced operations.

Effective February 7, 2022, the following is added to the table within the sub-section entitled “Other Accounts” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)”:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Intrinsic Value Fund	Timothy Dittmer[1] (Became a Portfolio Manager of the Fund on February 7, 2022)	Registered Investment Companies[2]	1	$68.2 million
		Other Pooled Investment Vehicles	1	$172.2 million
		Other Accounts	2	$638.2 million
	Benjamin Stone1 (Became a Portfolio Manager of the Fund on February 7, 2022)	Registered Investment Companies2	8	$38.1 billion
		Other Pooled Investment Vehicles	2	$1.2 billion
		Other Accounts	12	$5.3 billion

1  Account information is as of November 30, 2021.

2  Does not include the Fund.

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Effective February 7, 2022, the paragraph following the table within the sub-section entitled “Other Accounts” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)” is restated as follows:

With respect to the accounts identified in the table above, Benjamin Stone manages one other account with assets totaling $251 million for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

Effective February 7, 2022, the first two paragraphs of the sub-section entitled “Class A, Class A1, and Class 529A Shares – General Provisions” under the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading entitled “APPENDIX I – FINANCIAL INTERMEDIARY COMPENSATION” are restated in their entirety as follows:

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Intrinsic Value Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Prudent Investor Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective February 7, 2022, the section for MFS Emerging Markets Equity Research Fund and MFS Equity Income Fund in the section entitled “APPENDIX K – INVESTMENT RESTRICTIONS” is restated in its entirety as follows:

MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, and MFS Intrinsic Value Fund

As fundamental investment restrictions, the Fund:

1.              May borrow money to the extent not prohibited by applicable law.

2.              May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.              May issue senior securities to the extent not prohibited by applicable law.

4.              May make loans to the extent not prohibited by applicable law.

5.              May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.              May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

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Except for the Fund’s fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

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